INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

7.            INTANGIBLE ASSETS, NET

The carry amounts of intangible assets, as of December 31, 2023 and 2024, consist of the below:

	December 31, 2023				December 31, 2024
	Gross		Accumulated	Net	Gross		Accumulated	Net
	carrying	Accumulated	impairment	carrying	carrying	Accumulated	impairment	carrying
	amount	amortization	loss	amount	amount	amortization	loss	amount
Intangible assets not subject to amortization:
Trademark/domain name	$1,220	$—	$(1,010)	$210	$1,220	$—	$(1,010)	$210

Intangible assets subject to amortization:
- Technology platform	90	(90)	—	—	90	(90)	—	—
- Non-compete agreement	9	(7)	(2)	—	—	—	—	—
- Customer base	32	(22)	(10)	—	32	(22)	(10)	—
- Technology	2,823	(2,823)	—	—	2,746	(2,746)	—	—
- Branding	6,654	(3,382)	—	3,272	6,472	(3,937)	—	2,535
- In-progress orders	186	(186)	—	—	—	—	—	—
- Members	20	(20)	—	—	20	(20)	—	—
- Software	74	(66)	—	8	72	(72)	—	—
- Internal use software	2,474	(2,360)	—	114	2,474	(2,474)	—	—
	$13,582	$(8,956)	$(1,022)	$3,604	$13,126	$(9,361)	$(1,020)	$2,745

The total amortization expenses incurred for the years ended December 31, 2022, 2023 and 2024 were $2,148, $1,897 and $779, respectively.The estimated amortization expense for intangible assets in each of the next five years and thereafter are $647, $647, $647, $594 and $nil, respectively. There was no impairment for the years ended December 31, 2022, 2023 and 2024.